Premises and Equipment - Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2017 USD ($)
Property Plant And Equipment [Abstract]
2018	$ 598
2019	563
2020	487
2021	323
2022	196
Thereafter	813
Total	$ 2,980